Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets1 [Abstract]
Reclamation deposits	$ 54,375	$ 50,934
Prepaid withholding tax	14,473	0
Loan to associate	0	5,763
Restricted cash	5,054	5,259
Other	62	1,679
Other non-current assets	$ 73,964	$ 63,635